EARNINGS PER COMMON SHARE	12 Months Ended
Mar. 31, 2013
EARNINGS PER COMMON SHARE
EARNINGS PER COMMON SHARE

(16)       EARNINGS PER COMMON SHARE

Basic and diluted earnings per common share are calculated as follows:

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Numerator:
Net earnings	19,754,016	55,841,470	23,207,990
Less: Dividends paid to participating securities	—	(1,476,269)	(525,049)
Net earnings attributable to participating securities	(162,360)	—	—
Net earnings available to common shareholders	19,591,656	54,365,201	22,682,941
Denominator:
Denominator for basic earnings per share:
Weighted average common shares outstanding	44,469,182	44,713,418	44,967,823
Plus: Incremental shares issuable upon exercise of share options	—	951,469	147,794
Denominator for diluted earnings per share	44,469,182	45,664,887	45,115,617
Basic earnings per common share	0.44	1.22	0.50
Diluted earnings per common share	0.44	1.19	0.50

The following table summarizes potential common shares outstanding excluded from the calculation of diluted earnings per share for the years ended March 31, 2011, 2012 and 2013, because their effect is anti-dilutive:

	Year ended March 31,
	2011	2012	2013
Shares issuable under share options	3,262,650	100,000	1,134,742